LOSS PER SHARE (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended		116 Months Ended	122 Months Ended
	Jun. 30, 2012	Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Numerator:
Net loss available in basic and diluted calculation	$ (2,135,775)	$ (388,106)		$ (2,849,142)		$ (864,819)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (14,718,098)
Denominator:
Weighted average common shares outstanding-basic	54,656,895	22,659,526		44,619,113		19,630,580	24,282,433	12,771,683	5,805,714	7,920,827
Effect of dilutive stock options and warrants (1)		0	[1]	0	[1]		0	0	0
Weighted average common shares outstanding-diluted	54,656,895	22,659,526		44,619,113		19,630,580	24,282,433	12,771,683	5,805,714	7,920,827
Loss per common share-basic and diluted	$ (0.04)	$ (0.02)		$ (0.06)		$ (0.04)	$ (0.18)	$ (0.11)	$ (2.04)	$ (1.86)

[1]	The number of shares underlying options and warrants outstanding as of June 30, 2012 and June 30, 2011 are 32,408,692 and 24,679,688 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.